Expense Example, No Redemption {- Franklin Colorado Tax-Free Income Fund} - Franklin Tax-Free Trust - TF3-21 - Franklin Colorado Tax-Free Income Fund - Class C	Mar. 08, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 126
3 Years	393
5 Years	681
10 Years	$ 1,500